Corporate Social Responsibility (CSR) expenditure (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Expected expenses to be spent, corporate social responsibility	₨ 20,400
Expenses spent, corporate social responsibility	₨ 20,400	₨ 17,200